Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated July 8, 2020 to the Wilmington Funds

Prospectus dated August 31, 2019 (the “Prospectus”)

Effective June 30, 2020, the Wilmington Municipal Bond Fund added a secondary benchmark, the Standard & Poor’s Municipal Bond Investment Grade Intermediate Index, and the Wilmington New York Municipal Bond added a secondary benchmark, the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index. Accordingly, the information in the Prospectus with respect to each Fund is amended as follows:

1.
The following supplements and amends information on page 40 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.86%	2.71%	4.23%

Return After Taxes on Distributions	0.86%	2.50%	4.00%

Return After Taxes on Distributions Sale of Fund Shares	1.38%	2.55%	3.89%

Class A Shares

Return Before Taxes	(4.01)%	1.52%	3.48%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes)	1.39%	3.22%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

2.
The following supplements and amends information on page 44 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington New York Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.48%	2.42%	3.56%

Return After Taxes on Distributions	0.22%	2.23%	3.46%

Return After Taxes on Distributions Sale of Fund Shares	1.16%	2.31%	3.36%

Class A Shares

Return Before Taxes	(4.27)%	1.24%	2.84%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.95%	2.99%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated July 8, 2020 to the Wilmington Funds

Prospectus dated August 31, 2019 (the “Prospectus”)

Effective June 30, 2020, the Wilmington Municipal Bond Fund added a secondary benchmark, the Standard & Poor’s Municipal Bond Investment Grade Intermediate Index, and the Wilmington New York Municipal Bond added a secondary benchmark, the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index. Accordingly, the information in the Prospectus with respect to each Fund is amended as follows:

1.
The following supplements and amends information on page 40 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.86%	2.71%	4.23%

Return After Taxes on Distributions	0.86%	2.50%	4.00%

Return After Taxes on Distributions Sale of Fund Shares	1.38%	2.55%	3.89%

Class A Shares

Return Before Taxes	(4.01)%	1.52%	3.48%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes)	1.39%	3.22%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Municipal Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	4.23%
Wilmington Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Wilmington Municipal Bond Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Wilmington Municipal Bond Fund | Return After Taxes on Distributions Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Wilmington Municipal Bond Fund | Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Wilmington Municipal Bond Fund | Standard & Poor’s Municipal Bond Investment Grade Intermediate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10
Wilmington New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated July 8, 2020 to the Wilmington Funds

Prospectus dated August 31, 2019 (the “Prospectus”)

Effective June 30, 2020, the Wilmington Municipal Bond Fund added a secondary benchmark, the Standard & Poor’s Municipal Bond Investment Grade Intermediate Index, and the Wilmington New York Municipal Bond added a secondary benchmark, the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index. Accordingly, the information in the Prospectus with respect to each Fund is amended as follows:

2.
The following supplements and amends information on page 44 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns” with respect to the Wilmington New York Municipal Bond Fund:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	0.48%	2.42%	3.56%

Return After Taxes on Distributions	0.22%	2.23%	3.46%

Return After Taxes on Distributions Sale of Fund Shares	1.16%	2.31%	3.36%

Class A Shares

Return Before Taxes	(4.27)%	1.24%	2.84%

Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	1.55%	3.31%	4.47%

Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.95%	2.99%	N/A

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington New York Municipal Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Wilmington New York Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Wilmington New York Municipal Bond Fund | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Wilmington New York Municipal Bond Fund | Return After Taxes on Distributions Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Wilmington New York Municipal Bond Fund | Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Wilmington New York Municipal Bond Fund | Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10